Schedule of unbilled revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unbilled Revenue
Beginning of the year	$ 667	$ 7,406
Amounts invoiced for prior year	(667)	(7,406)
Amount not invoiced	651	667
End of the year	$ 651	$ 667